Shareholders' equity - Capital stock (Details) - € / shares	12 Months Ended
	Dec. 31, 2017	Oct. 24, 2017	Oct. 19, 2017	Jun. 21, 2017	Jun. 16, 2017	Dec. 31, 2016	May 16, 2013	May 12, 2011	Feb. 08, 2011	May 15, 2007	May 09, 2006
Shareholders' equity
Shares outstanding	306,451,049					306,221,840
Nominal value (in dollars per share)	€ 1.00					€ 1.00		€ 1.00		€ 1.00	€ 1.00
Vote to create Authorized Capital (as a percent)	75.00%
The period the General Partner and tis management board may issue new shares	5 years
Vote to create Conditional Capital (as a percent)	75.00%
Maximum Conditional Capital, as a percent to issued capital	10.00%
Conversion ratio of preference shares to ordinary shares (as a percent)							100.00%
Fresenius SE
Shareholders' equity
Voting interest held (as a percent)	30.63%								35.74%
Voting interest held, net of treasury shares (as a percent)	30.80%
Ministry of Finance on behalf of Kingdom of Norway
Shareholders' equity
Voting interest held (as a percent)				2.86%	0.04%
Black Rock, Inc., Wilmington, DE, US
Shareholders' equity
Voting interest held (as a percent)		6.28%	0.16%